Goodwill, Product Rights and Other Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended				0 Months Ended			0 Months Ended			0 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended								3 Months Ended	12 Months Ended						12 Months Ended				12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011 Columbia [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2013 Minimum [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 02, 2009 Arrow Group [Member]	Dec. 31, 2013 Arrow Group [Member]	Dec. 31, 2011 Arrow Group [Member]	Dec. 02, 2009 Arrow Group [Member] Restricted Stock [Member]	Dec. 02, 2009 Arrow Group [Member] Mandatorily Redeemable Preferred Stock [Member]	Oct. 02, 2013 Warner Chilcott [Member]	Oct. 02, 2013 Warner Chilcott [Member]	Dec. 31, 2013 Sanofi [Member]	Jan. 23, 2013 Uteron Pharma, SA [Member]	Jan. 31, 2013 Uteron Pharma, SA [Member]	Jan. 23, 2013 Uteron Pharma, SA [Member]	Jun. 11, 2013 Medicines 360 [Member]	Jun. 30, 2013 Medicines 360 [Member]	Dec. 31, 2013 Specifar [Member]	Dec. 31, 2012 Specifar [Member]	May 25, 2011 Specifar [Member]	Dec. 31, 2012 Specifar [Member] Esomeprazole Product Rights [Member]	Dec. 31, 2013 Gabapentin [Member]	Oct. 31, 2012 Actavis Plc [Member]	Dec. 31, 2013 Ascent [Member]	Jan. 31, 2012 Ascent [Member]	Jan. 24, 2012 Ascent [Member]	Oct. 02, 2013 Product Rights and Other Related Intangibles [Member] Warner Chilcott [Member]	Oct. 02, 2013 Marketed Products [Member] Warner Chilcott [Member]	Oct. 02, 2013 Marketed Products [Member] Warner Chilcott [Member]	Oct. 31, 2012 Marketed Products [Member] Actavis Plc [Member]	Oct. 31, 2012 Core Technology [Member] Actavis Plc [Member]	Oct. 31, 2012 Trademarks [Member] Actavis Plc [Member]	Oct. 31, 2012 Customer Relationships [Member] Actavis Plc [Member]	Oct. 02, 2013 IPR&D [Member] Warner Chilcott [Member]	Dec. 31, 2013 IPR&D [Member] Medicines 360 [Member]	Jun. 30, 2012 IPR&D [Member] Specifar [Member]	Dec. 31, 2012 IPR&D [Member] Specifar [Member]	Jun. 30, 2013 Actavis Pharma - Third Party [Member]	Jun. 30, 2013 Actavis Pharma Middle East Africa Australia and Asia Pacific [Member]	Dec. 31, 2013 North American Brands [Member]	Dec. 31, 2012 North American Brands [Member]	Dec. 31, 2013 North American Brands [Member] Warner Chilcott [Member]	Dec. 31, 2013 North American Generics and International [Member]	Dec. 31, 2012 North American Generics and International [Member]	Dec. 31, 2013 North American Generics and International [Member] Warner Chilcott [Member]	Dec. 31, 2013 North American Generics and International [Member] Uteron Pharma, SA [Member]	Dec. 31, 2013 Actavis Pharma [Member]
Goodwill [Line Items]
Goodwill		$ 8,197,600,000		$ 4,854,200,000												$ 3,992,900,000				$ 26,400,000					$ 195,100,000						$ 214,300,000												$ 125,000,000	$ 178,000,000	$ 4,371,900,000	$ 474,700,000	$ 3,894,500,000	$ 3,739,400,000	$ 4,293,200,000	$ 98,400,000	$ 26,400,000
Impairment losses		647,500,000																																														647,500,000				647,500,000
Business acquisition, purchase consideration cash paid										1,050,000,000								142,000,000			52,300,000
Business acquisition, purchase consideration shares issued		174,200,000		138,000,000									16,900,000
Business acquisition, purchase consideration preferred stock shares issued														200,000
Discounted cash flow years		5 years
Residual growth rate							2.00%		4.00%
Discount rate		8.00%
Increase in fair value of goodwill						6.00%		23.00%
Impairment associated with goodwill or trade name intangible assets	0
Acquisition of intangible assets		8,234,500,000		3,784,300,000												4,729,000,000																			1,697,600,000
Acquisition of intangible assets																4,729,000,000	125,000,000					191,700,000			265,100,000					192,600,000	192,600,000	3,021,000,000		3,021,000,000		38,900,000	427,800,000	103,700,000	1,708,000,000	191,700,000
Acquisition of intangible assets relating to IPR&D																1,708,000,000			250,000,000									272,900,000
Impairment charge											4,400,000												13,900,000	117,800,000		16,800,000	10,800,000															101,000,000
Estimated weighted average useful life		10 years 9 months 18 days													2 years 8 months 12 days								7 years					10 years 9 months 18 days	9 years				2 years 8 months 12 days
Impairment charge related to IPR&D assets			$ 102,800,000		$ 75,800,000							$ 27,000,000																													$ 101,000,000